RELATED PARTY TRANSACTIONS AND BALANCES (Details)	6 Months Ended
Jun. 30, 2023
Suzhou Kesheng Investment Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Name of related party	Suzhou Kesheng Investment Management Co., Ltd.
Relationship with the Company	Ms. Guo Li is common director
Suzhou Kecheng Venture Capital Center (Limited Partnership) [Member]
Related Party Transaction [Line Items]
Name of related party	Suzhou Kecheng Venture Capital Center (Limited Partnership)
Relationship with the Company	Ms. Guo Li is common director
Guo Li [Member]
Related Party Transaction [Line Items]
Name of related party	Guo Li
Relationship with the Company	Ms. Guo Li is the director of the Company